FAIR VALUE MEASUREMENT (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Loans	Dec. 31, 2011 Mortgage-backed securities	Dec. 31, 2011 Prime	Dec. 31, 2011 Alt-A	Dec. 31, 2011 Subprime	Dec. 31, 2011 Commercial	Dec. 31, 2011 State and municipal securities	Dec. 31, 2011 Corporate	Dec. 31, 2011 Corporate Trading account assets	Dec. 31, 2011 Asset-backed securities	Dec. 31, 2012 Non-marketable equity securities Investments: EMI Music and EMI Music Publishing	Dec. 31, 2011 Non-marketable equity securities Investments: Maltby Acquisitions Limited
Fair Value Asset and Liabilities Measured on Recurring Basis Unobservable Input Changes
Purchases of securities													$ 2,800,000,000
Transfers from Level 2 to Level 3		400,000,000								1,500,000,000
Sales of securities												2,800,000,000
Investments held-to-maturity reclassified to Trading account assets	$ 4,300,000,000		$ 2,800,000,000	$ 1,000,000,000	$ 1,500,000,000	$ 200,000,000	$ 100,000,000	$ 900,000,000	$ 300,000,000		$ 200,000,000